Schedule of financial assets with and without risk assessment (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Financial assets with risk assessment	R$ 12,148,751	R$ 17,451,081
Financial assets without risk assessment	41,490	54,562
Financial assets	12,190,241	17,505,643
A a a member
Disclosure of detailed information about financial instruments [line items]
Financial assets with risk assessment	6,858,500	13,639,273
A a plus member
Disclosure of detailed information about financial instruments [line items]
Financial assets with risk assessment	107,444	412,612
A a member
Disclosure of detailed information about financial instruments [line items]
Financial assets with risk assessment	816,408	735,755
A a minus member
Disclosure of detailed information about financial instruments [line items]
Financial assets with risk assessment	73,888	199,405
A plus member
Disclosure of detailed information about financial instruments [line items]
Financial assets with risk assessment	2,919,276	1,336,334
A member
Disclosure of detailed information about financial instruments [line items]
Financial assets with risk assessment	107,057	53,941
A minus member
Disclosure of detailed information about financial instruments [line items]
Financial assets with risk assessment	236,969	91,487
B b b plus member
Disclosure of detailed information about financial instruments [line items]
Financial assets with risk assessment	894	982,225
B b b member
Disclosure of detailed information about financial instruments [line items]
Financial assets with risk assessment	1,026,232	49
B b b minus member
Disclosure of detailed information about financial instruments [line items]
Financial assets with risk assessment	554
B b plus member
Disclosure of detailed information about financial instruments [line items]
Financial assets with risk assessment	50
B b member
Disclosure of detailed information about financial instruments [line items]
Financial assets with risk assessment	1,479
Quotas of investment funds in credit rights member
Disclosure of detailed information about financial instruments [line items]
Financial assets without risk assessment	1,721
Other financial assets with no risk assessment member
Disclosure of detailed information about financial instruments [line items]
Financial assets without risk assessment	R$ 39,769	R$ 54,562